COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
COMMITMENTS AND CONTINGENCIES
Rent expense	$ 316,000	$ 242,000	$ 186,000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	231,421	293,078	141,445
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$ 174,824	$ 544,515	$ 378,719